Document and Entity Information	12 Months Ended
Aug. 31, 2011
Document and Entity Information
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	S-1
Document Period End Date	Aug 31, 2011
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Unaudited Interim Condensed Balance Sheets (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 1,932	$ 157	$ 696
Assets, Current	1,932	157	696
Assets	1,932	157	696
Liabilities, Current
Accrued Liabilities, Current	2,625	4,375	1,750
Other Liabilities, Current	26,659	18,627	9,973
Liabilities, Current	29,284	23,002	11,723
Liabilities	29,284	23,002	11,723
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	1,200	1,200	1,200
Additional Paid in Capital, Common Stock	800	800	800
Accumulated Other Comprehensive Income (Loss), Net of Tax	(29,352)	(24,845)	(13,027)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(27,352)	(22,845)	(11,027)
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares Issued	12,000,000	12,000,000	12,000,000
Liabilities and Equity	$ 1,932	$ 157	$ 696

Unaudited Interim Condensed Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		31 Months Ended	37 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Revenues
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenues	0	0	0	0	0	0	0	0
Operating Expenses
General and Administrative Expense	2,375	2,050	4,507	5,551	11,818	9,117	24,845	29,352
Operating Expenses	2,375	2,050	4,507	5,551	11,818	9,117	24,845	29,352
Operating Income (Loss)	(2,375)	(2,050)	(4,507)	(5,551)	(11,818)	(9,117)	(24,845)	(29,352)
Income Tax Expense (Benefit)
Current Income Tax Expense (Benefit)	0	0	0	0	0	0	0	0
Net Income (Loss) Attributable to Parent	$ (2,375)	$ (2,050)	$ (4,507)	$ (5,551)	$ (11,818)	$ (9,117)	$ (24,845)	$ (29,352)
Earnings Per Share
Earnings Per Share, Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000

Unaudited Interim Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		37 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (4,507)	$ (5,551)	$ (11,818)	$ (9,117)	$ (29,352)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(1,618)	177	2,625	(1,750)	2,625
Net Cash Provided by (Used in) Operating Activities	(6,125)	(5,374)	(9,193)	(10,867)	(26,727)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Related Party Debt	7,900	5,500	8,654	9,613	26,659
Proceeds from Issuance of Common Stock	0	0	0	0	2,000
Net Cash Provided by (Used in) Financing Activities	7,900	5,500	8,654	9,613	28,659
Cash and Cash Equivalents, Period Increase (Decrease)	1,775	126	(539)	(1,254)	1,932
Cash and Cash Equivalents, at Carrying Value	157	696	696	1,952	0
Cash and Cash Equivalents, at Carrying Value	$ 1,932	$ 821	$ 157	$ 696	$ 1,932

Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 28, 2009	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Jan. 28, 2009	0
Stock Issued During Period, Value, New Issues	1,200	800		2,000
Stock Issued During Period, Shares, New Issues	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(3,911)	(3,911)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Shares, Outstanding at Aug. 31, 2009	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(9,117)	(9,117)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Shares, Outstanding at Aug. 31, 2010	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(11,818)	(11,818)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Shares, Outstanding at Aug. 31, 2011	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(4,507)	(4,507)
Stockholders' Equity, Period Increase (Decrease)				0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 29, 2012	$ 1,200	$ 800	$ (29,352)	$ (27,352)
Shares, Outstanding at Feb. 29, 2012	12,000,000

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Aug. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Essense Water, Inc. (the "Company"), was incorporated on January 29, 2009,

under the laws of the State of Nevada. The Company is a development-stage company, established to develop, produce, and market a water-based consumer beverage. It has elected a fiscal year end of August 31.

The Company's authorized share capital consists of 75,000,000 shares of common stock, $0.0001 par value per share. At August 31, 2011 and 2010, the

Company has 12,000,000 shares of its common stock issued and outstanding.

CONDENSED FINANCIAL STATEMENTS	6 Months Ended
Feb. 29, 2012
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by Essense Water, Inc. (the "Company") without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at February 29, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF ACCOUNTING

The Company's financial statements are prepared using the accrual method of accounting. The Company has elected an August 31, yearend.

B. BASIC EARNINGS PER SHARE

ASC No. 260, "Earnings Per Share", specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. The Company has adopted the provisions of ASC No.

260.

Basic net loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

C. CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

D. USE OF ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Actual results could differ from those estimates. In accordance with ASC No.

250 all adjustments are normal and recurring.

E. INCOME TAXES

Income taxes are provided in accordance with ASC No. 740, Accounting for

Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carryforwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

F. REVENUE

The Company records revenue on the accrual basis when all goods and services have been performed and delivered, the amounts are readily determinable, and collection is reasonably assured. The Company has not generated any revenue since its inception.

G. ADVERTISING

The Company will expense its advertising when incurred. There have been no advertising costs since inception.

H. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company's management has evaluated all recent accounting pronouncements since the date of the last audit through the issuance date of these financial statements. In the Company's opinion, none of the recent accounting pronouncements will have a material effect on the financial statements.

GOING CONCERN	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]

NOTE 2 - GOING CONCERN

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and other investors sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

NOTE 3. GOING CONCERN

The accompanying financial statements have been prepared assuming that the

Company will continue as a going concern. As discussed in the notes to the financial statements, the Company has no established source of revenue. This raises substantial doubt about the Company's ability to continue as a going concern. Without realization of additional capital, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

The Company's activities to date have been supported by equity financing by its founder. It has sustained losses in all reporting periods, with an inception to date loss of $24,845 as of August 31, 2011. Management is presently providing the required working capital to the Company to facilitate and pursue its business plan.

WARRANTS AND OPTIONS	12 Months Ended
Aug. 31, 2011
Fair Value Measures and Disclosures
Fair Value, Option [Text Block]	NOTE 4. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common stock.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 3. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of

February 29, 2012 and February 28, 2011, the amounts owing the sole officer and director were $26,659 and $18,627, respectively. These amounts are payable on demand and are non-interest bearing.

The Company's sole officer and director receives and is owed no salary.

NOTE 5. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of

August 31, 2011 and 2010, the amounts owing the sole officer and director were $18,627 and $9,973, respectively. These amounts are payable on demand and are non-interest bearing.

The Company's sole officer and director receives and is owed no salary.

The Company neither owns nor leases any real or personal property.

The sole officer and director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities as they become available. Thus he may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

During the year ended August 31, 2011, the Company paid a total of $1,000 to its legal counsel, Mr. Jeffrey Nichols, who is the brother of Kevin Nichols.

INCOME TAXES	12 Months Ended
Aug. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 6. INCOME TAXES

                                                        As of August 31,

                                                         2010       2010

                                                        ------     ------

     Deferred tax assets:

       Net operating tax carryforwards                $ 24,845   $ 13,027

       Other                                                 0          0

                                                        ------     ------

       Gross deferred tax assets                        24,845     13,027

       Valuation allowance                             (24,845)   (13,027)

                                                        ------     ------

       Net deferred tax assets                        $      0   $      0

                                                        ===     ===

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NET OPERATING LOSSES	12 Months Ended
Aug. 31, 2011
NET OPERATING LOSSES
NET OPERATING LOSSES

NOTE 7. NET OPERATING LOSSES

As of August 31, 2011, the Company has a net operating loss carryforward of approximately $24,845. Net operating loss carryforward expires 20 years from the date the loss was incurred.

STOCK TRANSACTIONS	12 Months Ended
Aug. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8. STOCK TRANSACTIONS

On May 29, 2009 the Company issued a total of 12,000,000 shares of common stock to its sole officer/director for cash at $0.00017 per share for total proceeds of $2,000.

The stockholders' equity section of the Company contains the following classes of capital stock as of August 31, 2011:

     Common  stock, $0.0001 par value: 75,000,000 shares authorized;

        12,000,000 shares issued and outstanding.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 4 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.	NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued, and determined there are no other subsequent events to be reported.